Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2017	2018	2019
Total number of telecommunications service providers	23	49	79
Number of service providers provided by 10% or more of the Group’s server and bandwidth service expenditure	3	3	2
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	67.8%	57.8%	56.3%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2018	2019
Distribution channel A	22.2%	24.7%
Allowance for doubtful accounts	Not applicable	Not applicable